Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		cfstii1_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2015
As of July 1, 2015, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective July 1, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (the New Index). Prior to this date, the Fund compared its performance to that of the Citi Three-Month U.S. Treasury Bill Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	06/15/2006
returns before taxes		1.05%	-0.86%	0.90%
returns after taxes on distributions		1.05%	-0.93%	0.45%
returns after taxes on distributions and sale of Fund shares		0.59%	-0.61%	0.63%
Class B return before taxes	06/15/2006	-1.51%	-1.40%	0.54%
Class C return before taxes	06/15/2006	2.50%	-0.99%	0.54%
Class I return before taxes	06/15/2006	4.64%	0.21%	1.72%
Class R4 return before taxes	03/19/2013	4.44%	-0.15%	1.32%
Class R5 return before taxes	06/25/2014	4.39%	-0.22%	1.29%
Class W return before taxes	12/01/2006	4.12%	-0.31%	1.21%
Class Y return before taxes	02/28/2013	4.64%	-0.09%	1.36%
Class Z return before taxes	09/27/2010	4.55%	0.06%	1.42%
Citi One-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.02%	0.06%	1.02%*
Citi Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.03%	0.07%	1.11%*

*Since June 30, 2006
The rest of the section remains the same.

Columbia Absolute Return Currency and Income Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		cfstii1_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2015
As of July 1, 2015, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective July 1, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (the New Index). Prior to this date, the Fund compared its performance to that of the Citi Three-Month U.S. Treasury Bill Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	06/15/2006
returns before taxes		1.05%	-0.86%	0.90%
returns after taxes on distributions		1.05%	-0.93%	0.45%
returns after taxes on distributions and sale of Fund shares		0.59%	-0.61%	0.63%
Class B return before taxes	06/15/2006	-1.51%	-1.40%	0.54%
Class C return before taxes	06/15/2006	2.50%	-0.99%	0.54%
Class I return before taxes	06/15/2006	4.64%	0.21%	1.72%
Class R4 return before taxes	03/19/2013	4.44%	-0.15%	1.32%
Class R5 return before taxes	06/25/2014	4.39%	-0.22%	1.29%
Class W return before taxes	12/01/2006	4.12%	-0.31%	1.21%
Class Y return before taxes	02/28/2013	4.64%	-0.09%	1.36%
Class Z return before taxes	09/27/2010	4.55%	0.06%	1.42%
Citi One-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.02%	0.06%	1.02%*
Citi Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.03%	0.07%	1.11%*

*Since June 30, 2006
The rest of the section remains the same.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	Effective July 1, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (the New Index). Prior to this date, the Fund compared its performance to that of the Citi Three-Month U.S. Treasury Bill Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Absolute Return Currency and Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.05%
5 Years		rr_AverageAnnualReturnYear05	(0.86%)
Life of Fund		rr_AverageAnnualReturnSinceInception	0.90%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.51%)
5 Years		rr_AverageAnnualReturnYear05	(1.40%)
Life of Fund		rr_AverageAnnualReturnSinceInception	0.54%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.50%
5 Years		rr_AverageAnnualReturnYear05	(0.99%)
Life of Fund		rr_AverageAnnualReturnSinceInception	0.54%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.64%
5 Years		rr_AverageAnnualReturnYear05	0.21%
Life of Fund		rr_AverageAnnualReturnSinceInception	1.72%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.44%
5 Years		rr_AverageAnnualReturnYear05	(0.15%)
Life of Fund		rr_AverageAnnualReturnSinceInception	1.32%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia Absolute Return Currency and Income Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.39%
5 Years		rr_AverageAnnualReturnYear05	(0.22%)
Life of Fund		rr_AverageAnnualReturnSinceInception	1.29%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2014
Columbia Absolute Return Currency and Income Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.12%
5 Years		rr_AverageAnnualReturnYear05	(0.31%)
Life of Fund		rr_AverageAnnualReturnSinceInception	1.21%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Absolute Return Currency and Income Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.64%
5 Years		rr_AverageAnnualReturnYear05	(0.09%)
Life of Fund		rr_AverageAnnualReturnSinceInception	1.36%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Absolute Return Currency and Income Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.55%
5 Years		rr_AverageAnnualReturnYear05	0.06%
Life of Fund		rr_AverageAnnualReturnSinceInception	1.42%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Absolute Return Currency and Income Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.05%
5 Years		rr_AverageAnnualReturnYear05	(0.93%)
Life of Fund		rr_AverageAnnualReturnSinceInception	0.45%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.59%
5 Years		rr_AverageAnnualReturnYear05	(0.61%)
Life of Fund		rr_AverageAnnualReturnSinceInception	0.63%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Columbia Absolute Return Currency and Income Fund | Citi One-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.06%
Life of Fund	[1]	rr_AverageAnnualReturnSinceInception	1.02%
Columbia Absolute Return Currency and Income Fund | Citi Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.03%
5 Years		rr_AverageAnnualReturnYear05	0.07%
Life of Fund	[1]	rr_AverageAnnualReturnSinceInception	1.11%

[1]	Since June 30, 2006